Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 180,366	$ 247,556
Restricted cash	906	2,564
Accounts receivable, net	50,981	85,581
Due from affiliate companies	17,799	27,196
Inventories	26,846	32,521
Prepaid expenses and other current assets	14,628	21,713
Total current assets	291,526	417,131
Deposits for vessels, port terminals and other fixed assets	51,990	45,365
Vessels, port terminals and other fixed assets, net	1,869,694	1,911,143
Other long-term assets	42,059	35,660
Long-term receivable from affiliate companies	0	9,625
Loan receivable from affiliate companies	11,464	7,791
Investments in affiliates	371,405	344,453
Investments in available-for-sale securities	6,261	6,701
Intangible assets other than goodwill	180,449	189,492
Goodwill	160,336	160,336
Total non-current assets	2,693,658	2,710,566
Total assets	2,985,184	3,127,697
Current liabilities
Accounts payable	34,773	53,837
Accrued expenses and other liabilities	94,815	107,320
Deferred income and cash received in advance	6,336	12,445
Due to affiliate companies	3,930	0
Current portion of capital lease obligations	2,886	1,449
Current portion of long-term debt, net	8,100	23,283
Total current liabilities	150,840	198,334
Senior and ship mortgage notes, net	1,349,023	1,347,316
Long-term debt, net of current portion	226,900	242,291
Capital lease obligations, net of current portion	18,555	20,911
Unfavorable lease terms	14,756	22,141
Other long-term liabilities and deferred income	14,874	17,459
Deferred tax liability	11,364	12,735
Total non-current liabilities	1,635,472	1,662,853
Total liabilities	$ 1,786,312	$ 1,861,187
Commitments and contingencies
Stockholders' equity
Preferred stock - $0.0001 par value, authorized 1,000,000 shares, 74,229 and 75,069 issued and outstanding as of June 30, 2015 and December 31, 2014, respectively.	$ 0	$ 0
Common stock - $0.0001 par value, authorized 250,000,000 shares, 107,835,547 and 105,831,718 issued and outstanding as of June 30, 2015 and December 31, 2014, respectively.	11	11
Additional paid-in capital	722,911	721,465
Accumulated other comprehensive loss	(1,069)	(578)
Retained earnings	359,768	432,065
Total Navios Holdings' stockholders' equity	1,081,621	1,152,963
Noncontrolling interest	117,251	113,547
Total stockholders' equity	1,198,872	1,266,510
Total liabilities and stockholders' equity	$ 2,985,184	$ 3,127,697